CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 18,096	$ 2,773	¥ 19,923
Restricted cash	1,319	202	1,824
Short-term investments	24,820	3,804	23,058
Accounts receivable, net (Allowance for credit losses of RMB186 million and RMB559 million, respectively)	4,119	631	7,661
Due from related parties (Allowance for credit losses of nil and RMB72 million, respectively)	1,802	276	2,779
Prepayments and other current assets (Allowance for credit losses of RMB70 million and RMB168 million, respectively)	7,855	1,204	12,710
Total current assets	58,011	8,890	67,955
Long-term deposits and prepayments	411	63	1,000
Long-term receivables due from related parties	25	4	25
Land use rights	88	14	91
Property, equipment and software	5,780	886	6,135
Investments	47,943	7,348	51,278
Goodwill	59,353	9,096	58,308
Intangible assets	13,256	2,032	13,173
Right-of-use assets	987	151	1,207
Deferred tax assets	1,395	214	976
Other long-term assets			21
Total assets	187,249	28,698	200,169
Current liabilities:
Short-term debt and current portion of long-term debt	33,665	5,159	30,516
Accounts payable	4,506	691	12,294
Due to related parties	241	37	400
Salary and welfare payable	3,534	542	4,829
Taxes payable	1,217	186	1,449
Advances from customers	7,605	1,166	11,675
Accrued liability for rewards program	478	73	478
Other payables and accruals	7,123	1,091	7,541
Total current liabilities	58,369	8,945	69,182
Deferred tax liabilities	3,574	548	3,592
Long-term debt	22,718	3,482	19,537
Long-term lease liability	618	95	749
Other long-term liabilities	403	62	264
Total liabilities	85,682	13,132	93,324
Commitments and contingencies (Note 20)
MEZZANINE EQUITY
Redeemable non-controlling interests			1,142
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized)	6	1	6
Additional paid-in capital	83,960	12,867	83,614
Statutory reserves	637	98	635
Accumulated other comprehensive loss	(1,608)	(247)	(1,505)
Retained earnings	19,470	2,984	22,803
Less: Treasury stock	(2,111)	(323)	(2,111)
Total Trip.com Group Limited shareholders' equity	100,354	15,380	103,442
Non-controlling interests	1,213	186	2,261
Total shareholders' equity	101,567	15,566	105,703
Total liabilities, mezzanine equity and shareholders' equity	¥ 187,249	$ 28,698	¥ 200,169